Note 12 - Lease Obligations - Schedule of Future Minimum Rental Payments for Operating Leases (Details) € in Thousands	Dec. 31, 2018 EUR (€)
FRANCE
2019	€ 329
2020	329
2021	329
2022	329
2023 and thereafter	822
Total	2,138
JAPAN
2019	227
2020	167
2021	132
2022	39
2023 and thereafter
Total	565
UNITED STATES
2019	45
2020	45
2021	4
2022
2023 and thereafter
Total	94
ITALY
2019	37
2020	37
2021	37
2022	25
2023 and thereafter
Total	€ 135